VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT  06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE: (860) 580-2824 ǀ EMAIL: NEIL.MCMURDIE@VOYA.COM

May 4, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Voya Retirement Insurance and Annuity company and its Variable Annuity Account I Prospectus Title: Retirement Master File Nos.: 333-130822 and 811-08582 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account I, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

•         The Contract Prospectus Supplement, the Contract Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (“Amendment No. 13”) for the above-referenced registrant that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 13; and

•         The text of Amendment No. 13 was filed electronically on April 13, 2015.

If you have any questions regarding this submission, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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